BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - The question (Details) ₽ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 11, 2019 RUB (₽)	Mar. 31, 2019 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Total cash consideration for the acquisition			₽ 8,921	$ 120.1	₽ 40,030	₽ 351
ASSETS:
Goodwill			117,864		104,275	52,205	$ 1,586.5	$ 1,403.6
Search And Portal
ASSETS:
Goodwill			₽ 2,719		₽ 2,719	₽ 2,527
The Question
Business Acquisition [Line Items]
Fair value of consideration		₽ 384
Total cash consideration for the acquisition		351
Deferred payment		₽ 33
Period to Pay Additional Consideration to Former Shareholders		4 years
ASSETS:
Intangible assets	₽ 113
Other current assets	5
Goodwill	295
Total assets	413
LIABILITIES:
Current liabilities	6
Deferred income tax liabilities	23
Total liabilities	29
Total net assets acquired	384
Total purchase consideration	384
The Question | Software And Technology
ASSETS:
Intangible assets	₽ 113
LIABILITIES:
Amortization period of intangible assets acquired	1 year